UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2009

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 12, 2010

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 48
Form 13 F Information Table Value Total: 204,071

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      962    11640 SH       SOLE                    11640
AT&T Corp New                  COM              00206r102      608    21690 SH       SOLE                    21690
Abbott Laboratories            COM              002824100     4798    88870 SH       SOLE                    88870
Agilent Technologies Inc       COM              00846U101     5400   173810 SH       SOLE                   173810
BP PLC - Spons ADR             COM              055622104     8464   146003 SH       SOLE                   146003
Barrick Gold Corp              COM              067901108     2832    71925 SH       SOLE                    71925
Baxter International Inc       COM              071813109     3998    68140 SH       SOLE                    68140
Berkshire Hathaway Inc-CL A    COM              084670108      298        3 SH       SOLE                        3
Bristol-Myers Squibb Co        COM              110122108     8180   323949 SH       SOLE                   323949
Central Fund Canada CL A       COM              153501101     6275   455345 SH       SOLE                   455345
Chubb Corporation              COM              171232101      218     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102      242    10099 SH       SOLE                    10099
Coca-Cola Co                   COM              191216100      707    12405 SH       SOLE                    12405
ConocoPhillips                 COM              20825C104     2006    39272 SH       SOLE                    39272
DuPont E I de Nemours & Co     COM              263534109     1963    58288 SH       SOLE                    58288
Emerson Electric Co            COM              291011104      295     6935 SH       SOLE                     6935
Exxon Mobil Corporation        COM              30231G102     1571    23038 SH       SOLE                    23038
Fluor Corp                     COM              343412102     3041    67520 SH       SOLE                    67520
Foster Wheeler AG              COM              H27178104     3248   110325 SH       SOLE                   110325
General Electric Co            COM              369604103     2722   179888 SH       SOLE                   179888
Goodyear Tire & Rubber Co      COM              382550101     3747   265775 SH       SOLE                   265775
Helmerich & Payne              COM              423452101     6396   160385 SH       SOLE                   160385
Hewlett Packard Co             COM              428236103    39929   775170 SH       SOLE                   775170
Home Depot Inc                 COM              437076102     4985   172325 SH       SOLE                   172325
Intel Corp                     COM              458140100      610    29914 SH       SOLE                    29914
International Business Machine COM              459200101     7397    56507 SH       SOLE                    56507
Johnson & Johnson              COM              478160104      875    13581 SH       SOLE                    13581
Lilly Eli & Co                 COM              532457108     3671   102805 SH       SOLE                   102805
Market Vectors Agribusiness    COM              57060u605     9740   222425 SH       SOLE                   222425
Market Vectors Global Alternat COM              57060U407     4217   168665 SH       SOLE                   168665
Merck & Co. Inc                COM              58933Y105      620    16961 SH       SOLE                    16961
NSTAR                          COM              67019E107     4340   117925 SH       SOLE                   117925
National Penn Bancshares Inc   COM              637138108      141    24329 SH       SOLE                    24329
Newmont Mining Corp            COM              651639106     6417   135642 SH       SOLE                   135642
Northrop Grumman Corp          COM              666807102     4642    83120 SH       SOLE                    83120
Penn West Energy Trust         COM              707885109     7157   406625 SH       SOLE                   406625
Pfizer Inc                     COM              717081103      247    13587 SH       SOLE                    13587
Procter & Gamble Co            COM              742718109     1231    20302 SH       SOLE                    20302
SPDR Gold Trust                COM              78463V107     4210    39235 SH       SOLE                    39235
TECO Energy Inc                COM              872375100     6519   401895 SH       SOLE                   401895
Travelers Cos Inc              COM              89417E109     6000   120345 SH       SOLE                   120345
Union Pacific Corp             COM              907818108      300     4700 SH       SOLE                     4700
Verigy Ltd                     COM              y93691106      248    19282 SH       SOLE                    19282
Verizon Communications         COM              92343V104     7367   222379 SH       SOLE                   222379
Wilmington Trust Corporation   COM              971807102      273    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     7830   712475 SH       SOLE                   712475
Xcel Energy Inc                COM              98389B100     6656   313660 SH       SOLE                   313660
Vanguard Utilities ETF                          92204A876      478 7340.0000SH       SOLE                7340.0000